Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Assets	$ 66,764	$ 60,665
Liabilities	(43,823)	(39,336)
BCE’s share of net assets	668	756
Revenues	23,449	22,883
Total net (losses) income	2,892	2,699
Joint ventures | Associates
Disclosure of associates [line items]
Assets	3,852	3,953
Liabilities	(2,523)	(2,448)
Total net assets	1,329	1,505
Revenues	1,855	1,359
Expenses	(2,047)	(1,351)
Total net (losses) income	(192)	8
BCE’s share of net (losses) income	$ (95)	$ 5